Segmented Information - Geographical Segments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments and deferred tax assets	$ 1,865,105	$ 2,316,973
Revenue	245,252	268,703
Gross profit (loss)	(21,558)	(19,935)
Canada
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments and deferred tax assets	1,774,154	2,139,765
Revenue	211,073	252,860
Gross profit (loss)	(44,032)	(32,430)
European Union
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments and deferred tax assets	49,164	81,927
Revenue	29,981	14,613
Gross profit (loss)	21,478	13,459
Other
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments and deferred tax assets	41,787	95,281
Revenue	4,198	1,230
Gross profit (loss)	$ 996	$ (964)